Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 13, 2019

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Effective on or about May 15, 2020, the name of each Fund and all references thereto are changing as indicated below:

Current Name	New Name
Invesco Conservative Allocation Fund	Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Growth Allocation Fund	Invesco Select Risk: Growth Investor Fund
Invesco Oppenheimer Portfolio Series: Active Allocation Fund	Invesco Active Allocation Fund
Invesco Oppenheimer Portfolio Series: Conservative Investor Fund	Invesco Select Risk: Conservative Investor Fund
Invesco Oppenheimer Portfolio Series: Growth Investor Fund	Invesco Select Risk: High Growth Investor Fund
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	Invesco Select Risk: Moderate Investor Fund

Invesco-Sup 121319